Balance Sheet Details – Current Assets	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details – Current Assets

5. Balance Sheet Details – Current Assets

Current assets consisted of the following as of December 31, 2023 and December 31, 2022 (in thousands):

	As of	As of
	December 31, 2023	December 31, 2022

Prepaid directors and officers insurance	$1,365	$-
Other prepaid expenses	140	-
Total prepaid expenses and other current assets	$1,505	$-